LEASES - Schedule of Future Minimum Lease Payments Under ASC Topic 820 (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2020	$ 3,224
2021	2,845
2022	2,608
2023	2,354
2024	968
Thereafter	2,195
Less: sublease rental income	(3,683)
Total	$ 10,511